Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets, Allowance for doubtful accounts	$ 1,180,109	$ 1,188,831
Deferred tax assets, Loss carry-forwards	1,953,067	1,314,061
Deferred tax assets, Fixed assets	12,972	233,220
Deferred tax assets, Inventory valuation	315,719	408,905
Deferred tax assets, Salary payable	11,946	12,113
Deferred tax assets, Long-term investments	5,452
Deferred tax assets, Intangible assets
Deferred tax assets, Gross	3,479,265	3,157,130
Deferred tax assets, Valuation allowance	(3,366,150)	(3,048,203)
Total deferred tax assets	113,115	108,927
Deferred tax liabilities, Allowance for doubtful accounts
Deferred tax liabilities, Loss carry-forwards
Deferred tax liabilities, Fixed assets	(240,659)	(243,728)
Deferred tax liabilities, Inventory valuation
Deferred tax liabilities, Salary payable
Deferred tax liabilities, Long-term investments
Deferred tax liabilities, Intangible assets	127,544	134,801
Deferred tax liabilities, Gross	(113,115)	(108,927)
Deferred tax liabilities, Valuation allowance
Total deferred tax liabilities	$ (113,115)	$ (108,927)